Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ 118,515	$ 78,632	$ 79,949
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,666	5,784	4,094
Deferred tax benefit	(1,751)	(1,254)	(777)
Amortization of debt issuance costs	1,094	1,094	1,094
Share based compensation expense	14,501	12,598	10,523
Change in provision for doubtful debts	34	100	(7)
Other non-cash expenses	260	6	0
Financial income related to finance lease liabilities	(102)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(12,179)	(1,890)	(21,984)
Inventories	(32,154)	(13,692)	(9,518)
Due from related parties	3	(3)	0
Other assets	(3,728)	(6,766)	(6,337)
Trade accounts payable	4,275	10,121	(2,113)
Other current liabilities	22,949	(5,406)	2,875
Change in operating lease asset	(1,111)	(480)	(349)
Change in operating lease liability	967	480	349
Net cash provided by operating activities	122,239	79,324	57,799
Cash flows from investing activities:
Acquisition of subsidiary consolidated for the first time	0	(101,781)	0
Proceeds from acquisition	1,295	0	0
Proceeds from (investment in) short-term deposits, net	(15,750)	36,250	(95,500)
Proceeds from (investment in) long-term deposits	(5,000)	58,000	(47,000)
Purchase of fixed assets	(10,102)	(8,097)	(8,197)
Purchase of intangible assets	(261)	(173)	(97)
Purchase of marketable securities	(45,810)	(103,528)	0
Redemption of marketable securities	19,716	11,876	0
Net cash used in investing activities	(55,912)	(107,453)	(150,794)
Cash flows from financing activities:
Proceeds from exercise of share options	42	182	3
Finance lease liability	(42)	0	0
Dividend payment	(60,045)	0	0
Net cash (used in) provided by financing activities	(60,045)	182	3
Effect of exchange rate changes on cash	(26)	(241)	(795)
Net increase (decrease) in cash and cash equivalents	6,256	(28,188)	(93,787)
Cash and cash equivalents at beginning of the year	119,968	148,156	241,943
Cash and cash equivalents at end of the year	126,224	119,968	148,156
(a) Acquisition of subsidiary, consolidated for the first time:
Working capital (excluding cash and cash equivalents)	0	(15,288)
Fixed assets, net	0	(1,615)
Intangible assets	0	(16,900)
Goodwill	0	(74,345)
Deferred taxes liabilities, net	0	7,157
Working capital adjustments	1,295	(1,295)
Capitalized share-based compensation	1,295	(102,286)
Increase in goodwill against share-based compensation	0	505
Acquisition of subsidiary, consolidated for the first time:	1,295	(101,781)
A. Cash paid and received during the year for:
Income taxes paid	10,450	13,807	11,836
Interest received	22,744	18,685	4,293
Operational lease payments	2,153	1,854	1,480
B. Non-cash transactions:
Fixed assets purchased with supplier credit	435	267	569
Right-of-use asset recognized with corresponding operating lease liability	2,135	2,573	2,079
Right-of-use asset recognized with corresponding financial lease liability	$ 4,882	$ 0	$ 0